Accounts Receivable - Schedule of Accounts Receivable (Details) - BigToken Inc [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross accounts receivable	$ 1,168,000	$ 1,333,000	$ 801,000
Allowance for bad debts	(486,000)	(457,000)	(11,000)
Accounts receivable, net	$ 682,000	$ 876,000	$ 790,000